UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     November 14, 2008

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          17

Form 13F Information Table Value Total:  $1,994,831



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    34405  1994496 SH       SOLE                  1994496
AVID TECHNOLOGY, INC.               COM          05367P100   195710  8134258 SH       SOLE                  8134258
CAREER EDUCATION CORP.              COM          141665109   277988 17002354 SH       SOLE                 17002354
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   370020 27675364 SH       SOLE                 27675364
COLLECTIVE BRANDS, INC.             COM          19421W100    65989  3603967 SH       SOLE                  3603967
ECHOSTAR CORPORATION                COM          278768106    43621  1810000 SH       SOLE                  1810000
ELECTRONICS FOR IMAGING, INC.       COM          286082102    74694  5362111 SH       SOLE                  5362111
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   100387  8428769 SH       SOLE                  8428769
FIRST AMERICAN CORP.                COM          318522307   112150  3801700 SH       SOLE                  3801700
ITT EDUCATIONAL SERVICES INC.       COM          45068b109   285272  3525788 SH       SOLE                  3525788
KINETIC CONCEPTS, INC.              COM          49460W208   178497  6243330 SH       SOLE                  6243330
MACROVISION CORP.                   COM          555904101    41476  2696760 SH       SOLE                  2696760
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    16657 11730000 SH       SOLE                 11730000
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    40640  4535530 SH       SOLE                  4535530
SEI INVESTMENTS COMPANY             COM          784117103    27134  1222272 SH       SOLE                  1222272
SYMMETRY MEDICAL, INC.              COM          871546206    56783  3059404 SH       SOLE                  3059404
WILLIAMS SONOMA, INC.               COM          969904101    73408  4536980 SH       SOLE                  4536980